CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	USD ($) shares	CNY (¥) shares
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards	[1]	¥ 76		¥ 1,123,854	¥ 11,067	¥ (9,024,730)		¥ (7,889,733)
Beginning balance at Dec. 31, 2017	[1]	¥ 76		1,123,854	11,067	(9,024,730)		(7,889,733)
Beginning balance, issued (in shares) at Dec. 31, 2017 | shares	[1]	121,343,424
Beginning balance, Outstanding (in shares) at Dec. 31, 2017 | shares	[1]	121,343,424
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards | ASU 2014-09						5,928,069		5,928,069
Cumulative effect of changes in accounting standards	[1]	¥ 77	¥ (254)	1,293,968	16,390	(1,673,594)		(363,413)
Share-based awards provided to employees		¥ 1		119,997				119,998
Share-based awards provided to employees, issued (in shares) | shares		1,130,708
Share-based awards provided to employees, Outstanding (in shares) | shares		1,130,708
Share-based awards provided to employees of consolidated group of CreditEase				50,117		(50,117)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares		658,710
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares		658,710
Dividends to shareholders						(106,626)		(106,626)
Repurchase of ordinary shares			¥ (254)					(254)
Repurchase of ordinary shares (in shares) | shares		(4,000)	4,000
Foreign currency translation adjustments					7,737			7,737	[1]
Unrealized (losses)/gains on available-for-sale investments					(2,414)			(2,414)	[1]
Net income/(loss)						1,579,810		1,579,810	[1]
Ending balance (ASU 2014-09) at Dec. 31, 2018						5,928,069		5,928,069
Ending balance at Dec. 31, 2018	[1]	¥ 77	¥ (254)	1,293,968	16,390	(1,673,594)		(363,413)
Ending balance, issued (in shares) at Dec. 31, 2018 | shares	[1]	123,132,842	4,000
Ending balance, Outstanding (in shares) at Dec. 31, 2018 | shares	[1]	123,128,842
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards | ASU 2014-09						5,928,069		5,928,069
Cumulative effect of changes in accounting standards	[1]	¥ 77	¥ (254)	1,293,968	16,390	(1,673,594)		(363,413)
Cumulative effect of changes in accounting standards | ASU 2014-09						5,928,069		5,928,069
Cumulative effect of changes in accounting standards		121	(37,097)	5,038,691	21,855	(533,480)		4,490,090
Acquisition under common control (Note 1)		¥ 43		2,521,491				2,521,534
Acquisition under common control (in shares) | shares		61,981,412
Contribution from CreditEase (Note 1)				1,216,734				1,216,734
Disposal under common control (Note 1)				(54,706)				(54,706)
Purchase of non-controlling interest				1,767				1,767
Share-based awards provided to employees		¥ 1		43,940				43,941
Share-based awards provided to employees, issued (in shares) | shares		803,880
Share-based awards provided to employees, Outstanding (in shares) | shares		803,880
Share-based awards provided to employees of consolidated group of CreditEase				15,497		(15,497)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares		414,310
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares		414,310
Repurchase of ordinary shares			¥ (36,843)					(36,843)
Repurchase of ordinary shares (in shares) | shares		(733,372)	733,372
Foreign currency translation adjustments					1,626			1,626
Unrealized (losses)/gains on available-for-sale investments					3,839			3,839
Net income/(loss)						1,155,611		1,155,611
Ending balance at Dec. 31, 2019		¥ 121	¥ (37,097)	5,038,691	21,855	(533,480)		¥ 4,490,090
Ending balance, issued (in shares) at Dec. 31, 2019 | shares		186,332,444	737,372				186,332,444	186,332,444
Ending balance, Outstanding (in shares) at Dec. 31, 2019 | shares		185,595,072					185,595,072	185,595,072
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards		¥ 121	¥ (37,097)	5,038,691	21,855	(533,480)		¥ 4,490,090
Cumulative effect of changes in accounting standards | ASU 2016-13						(26,054)		(26,054)
Cumulative effect of changes in accounting standards		¥ 121	(40,147)	5,058,176	17,108	(1,257,594)	$ 578,952	3,777,664
Share-based awards provided to employees				14,173				14,173
Share-based awards provided to employees, issued (in shares) | shares		940,736
Share-based awards provided to employees, Outstanding (in shares) | shares		940,736
Share-based awards provided to employees of consolidated group of CreditEase				5,312		(5,312)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares		296,460
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares		296,460
Surrender and cancellation of ordinary shares (in shares) | shares		(18,560,000)
Repurchase of ordinary shares			¥ (3,050)					(3,050)
Repurchase of ordinary shares (in shares) | shares		(306,558)	306,558
Foreign currency translation adjustments					(8,293)		(1,271)	(8,293)
Unrealized (losses)/gains on available-for-sale investments					3,546		543	3,546
Net income/(loss)						(692,748)	(106,168)	(692,748)
Ending balance (ASU 2016-13) at Dec. 31, 2020						(26,054)		(26,054)
Ending balance at Dec. 31, 2020		¥ 121	¥ (40,147)	5,058,176	17,108	(1,257,594)	$ 578,952	¥ 3,777,664
Ending balance, issued (in shares) at Dec. 31, 2020 | shares		187,569,640	1,043,930				187,569,640	187,569,640
Ending balance, Outstanding (in shares) at Dec. 31, 2020 | shares		167,965,710					167,965,710	167,965,710
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards | ASU 2016-13						(26,054)		¥ (26,054)
Cumulative effect of changes in accounting standards		¥ 121	¥ (40,147)	¥ 5,058,176	¥ 17,108	¥ (1,257,594)	$ 578,952	¥ 3,777,664

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.